Consolidated Statements of Comprehensive Income or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Loss for the year	$ (364,634)	$ (165,334)	$ (171,491)
Other comprehensive income or loss:
Effective portion of changes in fair value	(29,795)	2,705	8,302
Changes in fair value reclassified to profit or loss	18,007	(242)	(8,223)
Deferred income taxes	2,815	(1,025)	(31)
Cash flow hedge	(8,973)	1,438	48
Changes in fair value	(22,053)	3,046
Deferred income taxes	(1,986)	(1,305)
Financial assets at fair value through other comprehensive income	(24,039)	1,741
Currency translation on foreign entities	2,580	(13,855)	(50,100)
Total other comprehensive income (loss) that may be reclassified to profit (loss) subsequently	(30,432)	(10,676)	(50,052)
Changes in fair value - own credit adjustment	2,008	(1,051)	(219)
Total other comprehensive income or loss that will not be reclassified to profit or loss subsequently	2,008	(1,051)	(219)
Total other comprehensive income (loss), net of tax	(28,424)	(11,727)	(50,271)
Total comprehensive income (loss) for the year, net of tax	(393,058)	(177,061)	(221,762)
Total comprehensive income (loss) attributable to shareholders of the parent company	(393,002)	(176,720)	(221,762)
Total comprehensive income (loss) attributable to non-controlling interests	$ (56)	$ (341)